COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 29, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 29, 2024 were as follows:

Fiscal year ending
February 2025	$5,748
February 2026	4,885
February 2027	4,039
February 2028	2,914
February 2029	2,248
Thereafter	2,422

Total	$22,256